INCOME TAX (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
Provisions for income taxes
Valuation allowance					3,484,794	2,062,129
Increase in valuation allowance during period					1,422,665	1,226,162
Federal Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward					5,094,191
Federal Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforwards					Dec. 31, 2032
Federal Tax Authority [Member] | Research and Development Tax Credits Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					21,736
Federal Tax Authority [Member] | Research and Development Tax Credits Carryforward [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credits carryforward, expiration date					Dec. 31, 2031
State Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward					4,250,631
State Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforwards					Dec. 31, 2018
State Tax Authority [Member] | Research and Development Tax Credits Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					$ 88,382
State Tax Authority [Member] | Research and Development Tax Credits Carryforward [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credits carryforward, expiration date					Dec. 31, 2026